Supplier finance programs	12 Months Ended
Mar. 31, 2026
Disclosure Text Block [Abstract]
Supplier Finance Programs
20.
Supplier Finance Programs

The Company enters into agreements with several financial institutions and offer supplier finance programs to the Company’s suppliers. Suppliers can sell one or more of the Company’s payment obligations at their sole discretion to the financial institutions to receive funds, usually at a discounted price, prior to the scheduled due dates to meet their cash flow needs. The Company's current payment terms with the majority of suppliers are up to 180 days. Generally, the Company’s rights and obligations are not impacted and the original payment terms, timing or amount, remain unchanged. Except for the pledge of other treasury investments with carrying value of RMB1,500 million and nil as of March 31, 2025 and 2026, respectively, the Company did not provide assets pledged as security or other forms of guarantees under these supplier finance programs. The roll forward of the Company’s outstanding payment obligations under these supplier finance programs is as follows:

	Year ended March 31,
	2025	2026
	RMB	RMB
	(in millions)
Confirmed obligations outstanding at the beginning of the year	2,302	6,075
Invoices confirmed during the year	33,626	48,930
Confirmed invoices paid during the year	(29,853)	(39,644)
Confirmed obligations outstanding at the end of the year	6,075	15,361

The outstanding payment obligations under these supplier finance programs are generally recorded within accrued expenses, accounts payable and other liabilities on the consolidated balance sheets, except for certain arrangements in which the Company pays the discount to the financial institutions on behalf of the suppliers which are recorded within current bank borrowings. The respective balances are as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Accrued expenses, accounts payable and other liabilities	1,605	4,427
Bank borrowings	4,470	10,934
	6,075	15,361